Research and development expenses	12 Months Ended
Dec. 31, 2020
Text Block [Abstract]
Research and development expenses
3. Research and development expenses

	2020	2019	2018
	€	€	€
Personnel expenses (Note 5)	(2,951,323)	(131,544)	(99,946)
Clinical expenses	(8,748,748)	(2,009,892)	(205,873)
Pre-clinical expenses	(3,322,590)	(1,850,444)	(2,449,046)
Manufacturing costs	(4,311,958)	(1,379,590)	(870,933)
License costs	—	(300,000)	—
Intellectual Property costs	(173,482)	(13,092)	(19,615)

	(19,508,101)	(5,684,562)	(3,645,413)

Development expenses are currently not capitalized but are recorded in consolidated statements of profit or loss and other comprehensive income because the recognition criteria for capitalization are not met.
Clinical expenses include costs of conducting and managing our sponsored clinical trials, including clinical investigator cost, costs of clinical sites, and costs for CRO’s assisting with the clinical development programs.
Pre-clinical
expenses include costs of our outsourced discovery, preclinical and nonclinical development studies.
Manufacturing expenses include costs related to manufacturing of active pharmaceutical ingredients and manufacturing of the products used in our clinical trials and research and development activities.